Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Open-Ended Fund
Investments in Financial Instruments
Assets at fair value	$ 784,769	$ 674,451
Publicly Traded Equity Instruments
Investments in Financial Instruments
Assets at fair value	1,709,942	1,912,150
Derivatives
Investments in Financial Instruments
Assets at fair value	2,001,051	251,738
Recurring basis
Investments in Financial Instruments
Assets at fair value	4,495,762	2,838,339
Recurring basis | Open-Ended Fund | FVOCIL
Investments in Financial Instruments
Assets at fair value	784,769	674,451
Recurring basis | Publicly Traded Equity Instruments | FVOCIL
Investments in Financial Instruments
Assets at fair value	1,709,942	1,912,150
Recurring basis | Derivatives | FVOCIL
Investments in Financial Instruments
Assets at fair value	2,001,051	251,738
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Investments in Financial Instruments
Assets at fair value	1,709,942	1,912,150
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Publicly Traded Equity Instruments | FVOCIL
Investments in Financial Instruments
Assets at fair value	1,709,942	1,912,150
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Investments in Financial Instruments
Assets at fair value	2,785,820	926,189
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open-Ended Fund | FVOCIL
Investments in Financial Instruments
Assets at fair value	784,769	674,451
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivatives | FVOCIL
Investments in Financial Instruments
Assets at fair value	$ 2,001,051	$ 251,738